Note 23 - Business Segments	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Segment Reporting Disclosure [Text Block]
NOTE
2
3
Business Segments
The Bank has been identified as a reportable operating segment in accordance with the provisions of ASC
280.
HMN, the holding company, did
not
meet the quantitative thresholds for a reportable segment and therefore is included in the “Other” category. The Company evaluates performance and allocates resources based on the segment’s net income, return on average assets and return on average equity. Each corporation is managed separately with its own officers and board of directors.

The following table sets forth certain information about the reconciliations of reported net income and assets for each of the Company’s reportable segments.

(Dollars in thousands)	Home Federal Savings Bank	Other	Eliminations	Consolidated Total

At or for the year ended December 31, 201 8 :
Interest income – external customers	$30,381	0	0	30,381
Non-interest income – external customers	7,714	0	0	7,714
Intersegment non-interest income	222	8,800	(9,022)	0
Interest expense	2,233	0	0	2,233
Non-interest expense	24,897	712	(222)	25,387
Income tax expense (benefit)	3,036	(148)	0	2,888
Net income	8,800	8,236	(8,800)	8,236
Total assets	710,281	83,380	(81,346)	712,315

At or for the year ended December 31, 2017:
Interest income – external customers	$27,680	0	0	27,680
Non-interest income – external customers	7,654	0	0	7,654
Intersegment non-interest income	210	4,879	(5,089)	0
Interest expense	1,491	306	0	1,797
Non-interest expense	24,722	742	(210)	25,254
Income tax expense (benefit)	4,976	(574)	0	4,402
Net income	4,879	4,404	(4,879)	4,404
Total assets	722,532	79,254	(79,101)	722,685

At or for the year ended December 31, 2016:
Interest income – external customers	$27,349	0	0	27,349
Non-interest income – external customers	8,201	0	0	8,201
Intersegment interest income	0	1	(1)	0
Intersegment non-interest income	210	7,148	(7,358)	0
Interest expense	1,004	589	0	1,593
Non-interest expense	23,572	768	(210)	24,130
Income tax expense (benefit)	4,680	(558)	0	4,122
Net income	7,148	6,350	(7,148)	6,350
Total assets	681,257	82,222	(81,456)	682,023